Non - controlling interests (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Non Controlling Interest (Abstract)
Balance at the beginning of the period	$ 1,021,559	$ 793,334
Net income/(loss) for the period	17,738	(13,227)
Sale of subsidiary shares to non controlling interests (Note 11)	168,502	262,245
Amortization of stock based compensation	234	160
Other comprehensive income	1,491	2,060
Balance at the end of the period	$ 1,209,524	$ 1,044,572